Basis of Presentation and General Information and Recent Accounting Pronouncements (Policy)	6 Months Ended
Jun. 30, 2023
Basis of Presentation and General Information and Recent Accounting Pronouncements
Equity method investments
Equity method investments
Under this

method, the

Company records

such an

investment at

cost (or

fair value

if a

consequence of
deconsolidation)

and

adjusts

the

carrying

amount

for

its

share

of

the

earnings

or

losses

of

the

entity
subsequent to the date of investment and reports the recognized earnings or losses in income.

Accrued Interest Income
Accrued Interest Income

As

of

June

30,

2023

and December

31,

2022,

accrued interest

income amounted

to

$
1,546

and $
591 ,
respectively

and

is

included

in
Prepaid expenses and other assets

in

the

accompanying

interim
consolidated balance sheets.